Stockholders' deficit and stock-based compensation (Details) - Schedule of weighted-average assumptions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of weighted-average assumptions [Abstract]
Expected dividend yield
Risk-free interest rate	1.10%	0.40%	0.70%	1.20%
Expected volatility	66.10%	54.20%	59.70%	42.10%
Expected term (in years)	6 years 1 month 6 days	5 years 4 months 24 days	5 years 9 months 18 days	5 years 10 months 24 days